INTANGIBLE ASSETS OTHER THAN GOODWILL	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS OTHER THAN GOODWILL
INTANGIBLE ASSETS OTHER THAN GOODWILL

15 – INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets other than goodwill are detailed as follows:

	December 31, 2022			December 31, 2021
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Description	Value	/Impairment	Value	Value	/Impairment	Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Distribution rights (1) (2)	653,200,644	(2,237,359)	650,963,285	650,411,156	(3,896,827)	646,514,329
Software	56,968,738	(36,205,387)	20,763,351	44,084,900	(31,019,938)	13,064,962
Others	509,957	(457,705)	52,252	509,957	(457,705)	52,252
Total	710,679,339	(38,900,451)	671,778,888	695,006,013	(35,374,470)	659,631,543
(1)	Correspond to brands, water rights and distribution rights. Distribution rights are contractual rights to produce and distribute Coca-Cola products in certain parts of Argentina, Brazil, Chile and Paraguay. Distribution rights result from the valuation process at fair value of the assets and liabilities of the companies acquired in business combinations. Production and distribution contracts are renewable for periods of 5 years with Coca-Cola. The nature of the business and renewals that Coca-Cola has permanently done on these rights, allow qualifying them as indefinite contracts.

(2)On September 21, 2021 Coca-Cola Andina together with Coca-Cola Femsa, acquired the Brazilian beer brand Therezópolis for BRL 70 million. Each bottler bought 50% of the brand. This transaction is part of the company’s long-term strategy to complement its beer portfolio in Brazil. The transaction was completed and approved by CADE (Brazilian Administrative Council of Economic

Defense). In September, 2021 Andina recorded an intangible asset under the Therezópolis brand for BRL 35 million with an indefinite useful life.

Distribution rights together with the assets that are part of the cash-generating units, are annually subjected to the impairment test. Such distribution rights have an indefinite useful life, are not subject to amortization. Rights in Chile related to AdeS were provisioned for impairment pursuant to the annual tests performed.

	12.31.2022	12.31.2021
Distribution rights	ThCh$	ThCh$
Chile (excluding Metropolitan Region, Rancagua and San Antonio)	303,802,964	303,973,971
Brazil (Rio de Janeiro, Espirito Santo, Ribeirão Preto and Investments in Sorocaba and Leão Alimentos y Bebidas Ltda.)	171,411,484	158,175,979
Paraguay	172,548,023	181,675,993
Argentina (North and South)	3,200,814	2,688,386
Total	650,963,285	646,514,329

The movement and balances of identifiable intangible assets are detailed as follows:

	January 1 to December 31, 2022				January 1 to December 31, 2021
	Distribution				Distribution
Description	rights	Others	Software	Total	rights	Others	Software	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Opening balance	646,514,329	52,252	13,064,962	659,631,543	596,365,737	975	8,147,453	604,514,165
Additions	16,881	—	12,020,412	12,037,293	5,773,560	—	6,998,593	12,772,153
Amortization /Impairment	(187,888)	—	(4,208,798)	(4,396,686)	(152,644)	—	(2,637,823)	(2,790,467)
Other increases (decreases) (1)	4,619,963	—	(113,225)	4,506,738	44,527,676	51,277	556,739	45,135,692
Total	650,963,285	52,252	20,763,351	671,778,888	646,514,329	52,252	13,064,962	659,631,543
(1)	Mainly corresponds to restatement due to the effects of translation of distribution rights of foreign subsidiaries.